Condensed Consolidated and Combined Statement of Equity (USD $)	Total	Par Value	Additional Paid in Capital	Accumulated Deficit	Non-controlling Interests	Predecessor Equity	Total Shareholders' and Predecessor Equity	Predecessor	Predecessor Predecessor Equity	Predecessor Total Shareholders' and Predecessor Equity	Predecessor Non-controlling Interests
Balance at Dec. 31, 2011								$ 22,611,972		$ 22,499,834	$ 112,138
Change in predecessor equity
Net (loss)/income								(1,531,150)		(1,655,607)	124,457
Distributions								(1,984,009)		(1,670,750)	(313,259)
Balance at Dec. 31, 2012								19,097,000		19,068,045	28,768
Balance at Dec. 31, 2011								22,611,972
Change in predecessor equity
Net (loss)/income								(329,000)
Balance at Sep. 30, 2012
Balance at Dec. 31, 2010								26,734,502		26,771,345	(36,843)
Change in predecessor equity
Net (loss)/income								(3,060,484)		(3,096,300)	35,816
Distributions								(1,785,736)		(1,525,211)	(260,525)
Balance at Dec. 31, 2011								22,611,972		22,499,834	112,138
Balance at Dec. 31, 2012								19,097,000	19,068,000	19,068,045	28,768
Change in predecessor equity
Net (loss)/income								(576,000)	(712,000)	(712,000)	136,000
Transfer									36,000	36,000	(36,000)
Distributions								(420,000)	(211,000)	(211,000)	(209,000)
Balance at Jul. 23, 2013								18,101,000	18,181,000	18,181,000	(80,000)
Balance at Jun. 30, 2013
Change in predecessor equity
Net (loss)/income								6,000
Balance at Jul. 23, 2013								18,101,000
Balance at Jul. 24, 2013	18,101,000				(80,000)	18,181,000	18,181,000
Increase (Decrease) in stockholders' Equity
Net proceeds from sale of common shares	122,873,000	118,000	122,755,000				122,873,000
Net proceeds from sale of common shares (in shares)		11,753,597
Formation Transactions	(354,000)		36,000		17,791,000	(18,181,000)	(18,145,000)
Restricted share award grants	191,000	2,000	189,000				191,000
Restricted share award grants (in shares)		250,000
Dividends declared	(2,655,000)			(2,161,000)	(494,000)		(2,161,000)
Contributions	11,535,000				11,535,000
Distributions	(65,000)				(65,000)
Net loss	(1,422,000)			(1,160,000)	(262,000)		(1,160,000)
Balance at Sep. 30, 2013	$ 148,204,000	$ 120,000	$ 122,980,000	$ (3,321,000)	$ 28,425,000		$ 119,779,000
Balance (in shares) at Sep. 30, 2013	12,003,597	12,003,597